INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships which is amortized on a straight-line basis over its useful life of 5 years. The below balance includes $15 thousand of indefinite-lived trademarks that are not amortized.

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2022	3,933
Measurement Period Adjustment	530
Balance at December 31, 2023	4,463
Additions	15
Balance at September 30, 2024	4,478
Accumulated Depreciation
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021
Depreciation	669
Balance at September 30, 2024	1,690

Carrying Amounts
Balance at December 31, 2023	3,442
Balance at September 30, 2024	2,788

As of September 30, 2024, expected amortization related to Intangible assets will be:

Expected Amortization
2024, excluding the nine months ended September 30, 2024	$224
2025	893
2026	780
2027	780
2028	96
2029 and thereafter	—
TOTAL	$2,773

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED